 38926-SA1 08/26

SUPPLEMENT DATED AUGUST 28, 2026
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED FEBRUARY 1, 2026 OF
PUTNAM DIVERSIFIED INCOME TRUST (THE “FUND”)

Effective immediately, the following language replaces fundamental investment restriction (9) in the section INVESTMENT RESTRICTIONS in the Fund’s SAI:

(9) Invest more than 25% of the value of its total assets in any one industry. (Securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries.)

Shareholders should retain this Supplement for future reference.